Consolidated Balance Sheets (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Current Assets
Cash and cash equivalents (variable interest entities restricted - 2010: $145)	$ 7,039		$ 2,846
Accounts and notes receivable:
Trade (net of allowance for doubtful receivables - 2010: $128; 2009: $160)	4,616		5,656
Other	4,428		3,539
Inventories	7,087		6,847
Deferred income tax assets current	611		654
Other current assets	349		0
Total current assets	24,130		19,542
Investments
Investment in nonconsolidated affiliates	3,453		3,224
Other investments (investments carried at fair value - 2010: $2,064; 2009: $2,136)	2,542		2,561
Noncurrent receivables	388		210
Total investments	6,383		5,995
Property
Property	51,648		53,567
Less accumulated depreciation	33,980		35,426
Net property (variable interest entities restricted - 2010: $1,388)	17,668	[1]	18,141	[1]
Other Assets
Goodwill	12,967		13,213
Other intangible assets (net of accumulated amortization - 2010: $1,805; 2009: $1,302)	5,530		5,966
Deferred income tax assets - noncurrent	2,079		2,039
Asbestos-related insurance receivables - noncurrent	220		330
Deferred charges and other assets	611		792
Total other assets	21,407		22,340
Total Assets	69,588		66,018
Current Liabilities
Notes payable	1,467		2,139
Long-term debt due within one year	1,755		1,082
Accounts payable:
Trade	4,356		4,153
Other	2,249		2,014
Income taxes payable	349		176
Deferred income tax liabilities - current	105		78
Dividends payable	257		254
Accrued and other current liabilities	3,358		3,209
Total current liabilities	13,896		13,105
Long-Term Debt	20,605		19,152
Other Noncurrent Liabilities
Deferred income tax liabilities - noncurrent	1,295		1,367
Pension and other postretirement benefits - noncurrent	7,492		7,242
Asbestos-related liabilities - noncurrent	663		734
Other noncurrent obligations	2,995		3,294
Total other noncurrent liabilities	12,445		12,637
Stockholders' Equity
Preferred stock, series A ($1.00 par, $1,000 liquidation preference, 4,000,000 shares)	4,000		4,000
Common stock (authorized 1,500,000,000 shares of $2.50 par value each; issued 2010: 1,172,354,054 shares; 2009: 1,162,375,462)	2,931		2,906
Additional paid-in capital	2,286		1,913
Retained earnings	17,736		16,704
Accumulated other comprehensive loss	(4,399)		(3,892)
Unearned ESOP shares	(476)		(519)
Treasury stock at cost (2010: 5,137,039 shares; 2009: 12,158,605)	(239)		(557)
The Dow Chemical Company's stockholders' equity	21,839		20,555
Noncontrolling interests	803		569
Total equity	22,642		21,124
Total Liabilities and Equity	$ 69,588		$ 66,018

[1]	Long-lived assets in Germany represented 9 percent of the total at December 31, 2010, 11 percent of the total at December 31, 2009 and 14 percent of the total at December 31, 2008.